SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Allowance for Credit Losses for Accounts Receivable

The Company’s allowance for credit losses for its accounts receivable consists of the following activity:

	December 31,
	2018	2019	2020
	(U.S. $ in thousands)
Beginning balance	$63	$97	$77
Charged to general and administrative	34	31	85
Accounts receivable write-off	-	(51)	(77)
Ending Balance	$97	$77	$85

Schedule of Annual Rates of Property and Equipment

Property and equipment is stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the residual value of the related assets at the following annual rates:

%
Furniture and fixtures	10
Computers and software	33
Leasehold improvements	10-33
Electronic equipment	15-33

Schedules of Concentration of Risk of Account Receivable

As of December 31, 2019 and 2020, each of the following distributors comprised more than 10% of the Company’s accounts receivable:

	December 31,
	2019	2020
Customer A	14%	16%
Customer B	15%	12%
Customer C	12%	11%